UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001696356

Verus Securitization Trust 2017-2

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Robert Konigsberg
(202) 534-1815
Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Data Compare Business Purpose
99.3	AMC Exception Grades Business Purpose
99.4	AMC Rating Agency Grades Business Purpose
99.5	AMC Valuation Report Business Purpose
99.6	AMC Data Compare DTI
99.7	AMC Exception Grades DTI
99.8	AMC QM-ATR Diligence Report
99.9	AMC Rating Agency Grades DTI
99.10	AMC Valuation Report DTI
99.11	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.12	Clayton Conditions Report 2.0
99.13	Clayton Loan Level Tape Compare Upload
99.14	Clayton Rating Agency Grades 2.0
99.15	Clayton Rating Agency ATR QM Data Fields
99.16	Clayton Valuations Summary
99.17	Covius, LLC and Covius Real Estate Services, LLC Executive Summary
99.18	Covius, LLC and Covius Real Estate Services, LLC ATR QM Data Fields
99.19	Covius, LLC and Covius Real Estate Services, LLC Data Compare Report
99.20	Covius, LLC and Covius Real Estate Services, LLC Exceptions Report
99.21	Covius, LLC and Covius Real Estate Services, LLC Rating Agency Report Grades
99.22	Covius, LLC and Covius Real Estate Services, LLC Valuation Report
99.23	Covius, LLC and Covius Real Estate Services, LLC Valuation Report Supplement

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 13, 2017

IRP DEPOSITOR, LLC

By:	/s/	Michael W. Warden
	Name:	Michael W. Warden
	Title:	Chief Executive Officer